FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	$ 61,892	$ 53,700
Derivative financial liabilities	199,373	156,267
Brokerage payables designated at fair value	78,536	62,202
Debt issued designated at fair value	114,496	107,544
Other financial liabilities designated at fair value	37,335	35,287
Total financial liabilities measured at fair value through profit or loss	491,632	415,001
of which: Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	40,592	32,734
of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	10,237	11,867
of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	8,815	6,901
of which: Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	2,117	2,054
of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	57,279	49,918
of which: Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	28,195	30,856
of which: Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	101,802	62,620
of which: Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	5,393	4,366
of which: Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	5,605	8,043
Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	37	33
of which: Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	22,838	21,052
of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	4,259	3,848
of which: Funding from UBS Group AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	7,508	7,104
of which: Over-the-counter debt instruments and others
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	2,730	3,284
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	48,719	39,315
Derivative financial liabilities	1,422	688
Brokerage payables designated at fair value	0	0
Debt issued designated at fair value	0	0
Other financial liabilities designated at fair value	0	0
Total financial liabilities measured at fair value through profit or loss	50,142	40,003
Level 1 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	40,116	32,533
Level 1 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	8	12
Level 1 | of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	6,725	4,894
Level 1 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1,864	1,874
Level 1 | of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	427	346
Level 1 | of which: Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	0
Level 1 | of which: Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	0
Level 1 | of which: Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	0
Level 1 | of which: Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	2
Level 1 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	0
Level 1 | of which: Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 1 | of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 1 | of which: Funding from UBS Group AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 1 | of which: Over-the-counter debt instruments and others
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	13,120	14,278
Derivative financial liabilities	192,597	150,598
Brokerage payables designated at fair value	78,536	62,202
Debt issued designated at fair value	103,634	96,457
Other financial liabilities designated at fair value	34,406	32,047
Total financial liabilities measured at fair value through profit or loss	422,293	355,584
Level 2 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	427	135
Level 2 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	10,226	11,818
Level 2 | of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	2,091	2,007
Level 2 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	252	177
Level 2 | of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	56,751	49,496
Level 2 | of which: Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	27,908	30,539
Level 2 | of which: Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	97,427	58,396
Level 2 | of which: Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	4,849	4,052
Level 2 | of which: Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	5,589	8,024
Level 2 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	8	6
Level 2 | of which: Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	22,838	21,052
Level 2 | of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	3,816	3,389
Level 2 | of which: Funding from UBS Group AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	5,904	5,500
Level 2 | of which: Over-the-counter debt instruments and others
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	1,849	2,107
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	53	107
Derivative financial liabilities	5,353	4,981
Brokerage payables designated at fair value	0	0
Debt issued designated at fair value	10,863	11,087
Other financial liabilities designated at fair value	2,928	3,240
Total financial liabilities measured at fair value through profit or loss	19,197	19,415
Level 3 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	48	65
Level 3 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	3	37
Level 3 | of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	0	0
Level 3 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1	3
Level 3 | of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	101	77
Level 3 | of which: Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	287	317
Level 3 | of which: Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	4,375	4,224
Level 3 | of which: Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	544	314
Level 3 | of which: Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	16	16
Level 3 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	30	26
Level 3 | of which: Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 3 | of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	443	459
Level 3 | of which: Funding from UBS Group AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	1,604	1,604
Level 3 | of which: Over-the-counter debt instruments and others
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	$ 881	$ 1,178